Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	TURNER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001006783
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2012
Turner Market Neutral Fund (First Prospectus Summary) | Turner Market Neutral Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMNEX
Turner Market Neutral Fund (First Prospectus Summary) | Turner Market Neutral Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMNFX
Turner Medical Sciences Long/Short Fund (First Prospectus Summary) | Turner Medical Sciences Long/Short Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMSEX
Turner Medical Sciences Long/Short Fund (First Prospectus Summary) | Turner Medical Sciences Long/Short Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMSFX
Turner Spectrum Fund (First Prospectus Summary) | Turner Spectrum Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSPEX
Turner Spectrum Fund (First Prospectus Summary) | Turner Spectrum Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSPCX
Turner Titan Fund (First Prospectus Summary) | Turner Titan Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTLEX
Turner Titan Fund (First Prospectus Summary) | Turner Titan Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTLFX
Turner All Cap Growth Fund (Prospectus Summary) | Turner All Cap Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBTBX
Turner Concentrated Growth Fund (Prospectus Summary) | Turner Concentrated Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTOPX
Turner Emerging Growth Fund (Prospectus Summary) | Turner Emerging Growth Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCOX
Turner Emerging Growth Fund (Prospectus Summary) | Turner Emerging Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCGX
Turner Large Growth Fund (Prospectus Summary) | Turner Large Growth Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTMEX
Turner Large Growth Fund (Prospectus Summary) | Turner Large Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCGFX
Turner Mid Cap Growth Fund (Prospectus Summary) | Turner Mid Cap Growth Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGEX
Turner Mid Cap Growth Fund (Prospectus Summary) | Turner Mid Cap Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGFX
Turner Mid Cap Growth Fund (Prospectus Summary) | Turner Mid Cap Growth Fund | Retirement Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMIIX
Turner Small Cap Growth Fund (Prospectus Summary) | Turner Small Cap Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSCEX
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGLBX
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGLPX
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TICGX
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TICFX

Turner Market Neutral Fund (First Prospectus Summary) | Turner Market Neutral Fund
Turner Market Neutral Fund
Investment Objective
The Turner Market Neutral Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner Market Neutral Fund		Institutional Class Shares	Investor Class Shares
Investment Advisory Fees		1.50%	1.50%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.25%
Other Expenses		2.42%	2.43%
Total Annual Fund Operating Expenses		3.92%	4.18%
Fee Waivers and Expense Reimbursements	[1]	(1.97%)	(1.98%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.95%	2.20%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Turner Market Neutral Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class Shares	198	1,015	1,849	4,015
Investor Class Shares	223	1,090	1,970	4,236

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Since the Fund's inception on February 7, 2011 through the end of the fiscal year, the Fund's portfolio turnover rate was 1,184% of the average value of its portfolio.
Principal Strategy
The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the
Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Fund's holdings may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.

It is anticipated that the Fund will typically hold between 10 and 50 securities long, and between 10 and 50 securities short, with a typical allocation generally resulting in a market neutral exposure, although there can be no assurance that will be the case. Generally, the Adviser will attempt to maintain an approximately equal weighting among each of the Fund's positions. However, these weightings are expected to vary over time as a result of market fluctuations.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies.
The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner Market Neutral Fund (First Prospectus Summary) | Turner Market Neutral Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner Market Neutral Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner Market Neutral Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Since the Fund's inception on February 7, 2011 through the end of the fiscal year, the Fund's portfolio turnover rate was 1,184% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1184.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the
Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Fund's holdings may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.

It is anticipated that the Fund will typically hold between 10 and 50 securities long, and between 10 and 50 securities short, with a typical allocation generally resulting in a market neutral exposure, although there can be no assurance that will be the case. Generally, the Adviser will attempt to maintain an approximately equal weighting among each of the Fund's positions. However, these weightings are expected to vary over time as a result of market fluctuations.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment
		strategy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies.
The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher
		transaction costs and additional tax liabilities.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Turner Market Neutral Fund (First Prospectus Summary) | Turner Market Neutral Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.92%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.97%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,015
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,849
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,015
Turner Market Neutral Fund (First Prospectus Summary) | Turner Market Neutral Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.18%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.98%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,090
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,970
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,236

[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Turner Medical Sciences Long/Short Fund (First Prospectus Summary) | Turner Medical Sciences Long/Short Fund
Turner Medical Sciences Long/Short Fund
Investment Objective
The Turner Medical Sciences Long/Short Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner Medical Sciences Long/Short Fund		Institutional Class Shares	Investor Class Shares
Investment Advisory Fees		1.50%	1.50%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.25%
Other Expenses		1.24%	1.14%
Acquired Fund Fees and Expenses		0.05%	0.05%
Total Annual Fund Operating Expenses		2.79%	2.94%
Fee Waivers and Expense Reimbursements	[1]	(0.84%)	(0.74%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.95%	2.20%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Turner Medical Sciences Long/Short Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class Shares	198	786	1,400	3,058
Investor Class Shares	223	840	1,483	3,209

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Since the Fund's inception on February 7, 2011 through the end of the fiscal year, the Fund's portfolio turnover rate was 608% of the average value of its portfolio.
Principal Strategy
The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The
Fund's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets.

It is anticipated that the Fund will typically hold between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation generally resulting in a net long exposure, although there can be no assurance that will be the case.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to the risks associated with health care-related companies.
Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies.
The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner Medical Sciences Long/Short Fund (First Prospectus Summary) | Turner Medical Sciences Long/Short Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner Medical Sciences Long/Short Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner Medical Sciences Long/Short Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Since the Fund's inception on February 7, 2011 through the end of the fiscal year, the Fund's portfolio turnover rate was 608% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	608.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The
Fund's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets.

It is anticipated that the Fund will typically hold between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation generally resulting in a net long exposure, although there can be no assurance that will be the case.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment
		strategy.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to the risks associated with health care-related companies.
Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies.
The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher
		transaction costs and additional tax liabilities.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Turner Medical Sciences Long/Short Fund (First Prospectus Summary) | Turner Medical Sciences Long/Short Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.79%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	786
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,400
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,058
Turner Medical Sciences Long/Short Fund (First Prospectus Summary) | Turner Medical Sciences Long/Short Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	840
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,483
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,209

[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Turner Spectrum Fund (First Prospectus Summary) | Turner Spectrum Fund
Turner Spectrum Fund
Investment Objective
The Turner Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner Spectrum Fund		Institutional Class Shares	Investor Class Shares
Investment Advisory Fees		1.50%	1.50%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.25%
Other Expenses		0.98%	0.95%
Acquired Fund Fees and Expenses		0.05%	0.05%
Total Annual Fund Operating Expenses		2.53%	2.75%
Fee Waivers and Expense Reimbursements	[1]	(0.58%)	(0.55%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.95%	2.20%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Turner Spectrum Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class Shares	198	732	1,293	2,822
Investor Class Shares	223	801	1,406	3,040

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
1,153% of the average value of its portfolio.
Principal Strategy
The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets utilizing the following eight Investment Strategies:
(1) Global Consumer; (2) LSE; (3) Global Financial Services; (4) Global Medical
Sciences; (5) Select Opportunities; (6) Market Neutral; (7) Titan; and (8)
Global Resources and Infrastructure. Although the weightings of each Investment
Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 12.5% of its assets to each Investment Strategy.

The investment approach and process for each Investment Strategy is as follows:

For each Investment Strategy, security selection is not based on company size, but rather on an assessment of a company's prospects. Investments are selected by using a combination of quantitative and fundamental research and analysis.

The Global Consumer Strategy invests primarily in stocks of companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Consumer Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The LSE Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the LSE Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The LSE Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The LSE Strategy typically holds between 15 and 75 securities long and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in stocks of companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Financial Services Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry. The
Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Financial Services Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy invests primarily in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Medical Sciences Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the
Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The
Select Opportunities Strategy's holdings may generally range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Market Neutral Strategy takes long positions in those equity securities that have been identified by the
Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Market Neutral Strategy's holdings may generally range from small companies with over $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Market Neutral Strategy typically holds between
10 and 50 securities long and between 10 and 50 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Titan Strategy's holdings will be global and diversified. The Titan
Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Resources and Infrastructure
Strategy's holdings generally may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

The Investment Strategies may utilize short sales and options. They may also invest in exchange traded funds ("ETFs").

The Fund will buy and sell securities frequently as part of its investment strategy.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with health care-related companies.
Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with financial services companies.
Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level. In addition, profitability of companies in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. Businesses in the financial services sector often operate with substantial financial leverage.

The Fund is subject to the risks associated with resource-related companies.
Companies in the natural resource sector may be significantly impacted by worldwide energy prices, limits on exploration and changes to production spending. These companies are also affected by governmental regulation, world events and global economic conditions. Companies in the natural resource sector can also be adversely affected by volatility in the commodities markets, changes in exchange rates, imposition of import controls and increased competition.
Additional risks for companies in the natural resource sector may arise from depletion of resources, labor strife or the rise of new technologies. Companies in the natural resource sector may be adversely affected by changes to environmental laws and regulations and may be at risk for environmental damage claims.

The Fund is subject to the risks associated with infrastructure-related companies. Many infrastructure companies are subject to governmental oversight and regulation. This oversight and regulation often imposes earnings caps on the companies and requires increases in the companies' rates to be approved by an oversight agency. Most infrastructure projects are also highly leveraged and can be significantly impacted by changes in interest rates or the availability of debt financing. Additionally, infrastructure companies may subject themselves to foreign exchange risk by seeking debt financing in currencies other than their own. The growth in planned infrastructure development has led to a shortage of qualified project managers and firms. This shortage may cause the Fund to invest in companies with less experienced managers than would otherwise be the case.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund is subject to risks associated with the use of options, including: (1)
the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.
Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.
This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.	[1]

Best Quarter Worst Quarter 6.19% (4.02)% (12/31/10) (09/30/11)
This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the S&P 500 Index, Barclays Capital U.S.
Aggregate Bond Index and Lipper Long/Short Equity Funds Classification.
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor
Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Turner Spectrum Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Institutional Class Shares Before taxes on distributions		(0.57%)	5.42%	May 7, 2009
Institutional Class Shares After Taxes on Distributions	Institutional Class Shares After taxes on distributions		(1.99%)	4.80%	May 7, 2009
Institutional Class Shares After Taxes on Distributions and Sales	Institutional Class Shares After taxes on distributions and sale of shares		(0.36%)	4.30%	May 7, 2009
Investor Class Shares	Investor Class Shares Before taxes on distributions		(0.66%)	5.18%	May 7, 2009
S&P 500 Index	S&P 500 Index	[1]	2.11%	15.50%	May 7, 2009
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	[2]	7.84%	7.44%	May 7, 2009
Lipper Long/Short Equity Funds Classification	Lipper Long/Short Equity Funds Classification	[3]	(3.40%)	8.80%	May 7, 2009
[1]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
[2]	The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.
[3]	Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

[1]	The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on May 7, 2009.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner Spectrum Fund (First Prospectus Summary) | Turner Spectrum Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner Spectrum Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed
		by a separate portfolio management team at the Adviser.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
		1,153% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1153.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets utilizing the following eight Investment Strategies:
(1) Global Consumer; (2) LSE; (3) Global Financial Services; (4) Global Medical
Sciences; (5) Select Opportunities; (6) Market Neutral; (7) Titan; and (8)
Global Resources and Infrastructure. Although the weightings of each Investment
Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 12.5% of its assets to each Investment Strategy.

The investment approach and process for each Investment Strategy is as follows:

For each Investment Strategy, security selection is not based on company size, but rather on an assessment of a company's prospects. Investments are selected by using a combination of quantitative and fundamental research and analysis.

The Global Consumer Strategy invests primarily in stocks of companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Consumer Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The LSE Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the LSE Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The LSE Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The LSE Strategy typically holds between 15 and 75 securities long and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in stocks of companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Financial Services Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry. The
Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Financial Services Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy invests primarily in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Medical Sciences Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the
Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The
Select Opportunities Strategy's holdings may generally range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Market Neutral Strategy takes long positions in those equity securities that have been identified by the
Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Market Neutral Strategy's holdings may generally range from small companies with over $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Market Neutral Strategy typically holds between
10 and 50 securities long and between 10 and 50 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Titan Strategy's holdings will be global and diversified. The Titan
Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Resources and Infrastructure
Strategy's holdings generally may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

The Investment Strategies may utilize short sales and options. They may also invest in exchange traded funds ("ETFs").

The Fund will buy and sell securities frequently as part of its investment
		strategy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with health care-related companies.
Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with financial services companies.
Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level. In addition, profitability of companies in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. Businesses in the financial services sector often operate with substantial financial leverage.

The Fund is subject to the risks associated with resource-related companies.
Companies in the natural resource sector may be significantly impacted by worldwide energy prices, limits on exploration and changes to production spending. These companies are also affected by governmental regulation, world events and global economic conditions. Companies in the natural resource sector can also be adversely affected by volatility in the commodities markets, changes in exchange rates, imposition of import controls and increased competition.
Additional risks for companies in the natural resource sector may arise from depletion of resources, labor strife or the rise of new technologies. Companies in the natural resource sector may be adversely affected by changes to environmental laws and regulations and may be at risk for environmental damage claims.

The Fund is subject to the risks associated with infrastructure-related companies. Many infrastructure companies are subject to governmental oversight and regulation. This oversight and regulation often imposes earnings caps on the companies and requires increases in the companies' rates to be approved by an oversight agency. Most infrastructure projects are also highly leveraged and can be significantly impacted by changes in interest rates or the availability of debt financing. Additionally, infrastructure companies may subject themselves to foreign exchange risk by seeking debt financing in currencies other than their own. The growth in planned infrastructure development has led to a shortage of qualified project managers and firms. This shortage may cause the Fund to invest in companies with less experienced managers than would otherwise be the case.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund is subject to risks associated with the use of options, including: (1)
the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover
		rates are described in this Summary Section.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due
		to differences in expenses.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 6.19% (4.02)% (12/31/10) (09/30/11)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Your after-tax returns may differ from those shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the S&P 500 Index, Barclays Capital U.S.
Aggregate Bond Index and Lipper Long/Short Equity Funds Classification.
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor
Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred
		account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Turner Spectrum Fund (First Prospectus Summary) | Turner Spectrum Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund (First Prospectus Summary) | Turner Spectrum Fund | Barclays Capital U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund (First Prospectus Summary) | Turner Spectrum Fund | Lipper Long/Short Equity Funds Classification
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Long/Short Equity Funds Classification	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.40%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund (First Prospectus Summary) | Turner Spectrum Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[5]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	732
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,293
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,822
Annual Return 2010	rr_AnnualReturn2010	5.41%
Annual Return 2011	rr_AnnualReturn2011	(0.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.02%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.57%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund (First Prospectus Summary) | Turner Spectrum Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.99%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund (First Prospectus Summary) | Turner Spectrum Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.36%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009
Turner Spectrum Fund (First Prospectus Summary) | Turner Spectrum Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[5]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	801
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,406
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,040
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.66%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2009

[1]	The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on May 7, 2009.
[2]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
[3]	The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.
[4]	Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.
[5]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Turner Titan Fund (First Prospectus Summary) | Turner Titan Fund
Turner Titan Fund
Investment Objective
The Turner Titan Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner Titan Fund		Institutional Class Shares	Investor Class Shares
Investment Advisory Fees		1.50%	1.50%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.25%
Other Expenses		2.04%	2.91%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		3.56%	4.68%
Fee Waivers and Expense Reimbursements	[1]	(1.61%)	(2.48%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.95%	2.20%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Turner Titan Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class Shares	198	942	1,708	3,722
Investor Class Shares	223	1,188	2,160	4,616

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Since the Fund's inception on February 7, 2011 through the end of the fiscal year, the Fund's portfolio turnover rate was 647% of the average value of its portfolio.
Principal Strategy
The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation. For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund's holdings will be global and diversified.

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate. Generally, the Adviser will attempt to maintain a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Fund's net assets.
However, these weightings are expected to vary over time as a result of market fluctuations. The Adviser expects to attempt to rebalance the Fund's portfolio periodically.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies.
The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner Titan Fund (First Prospectus Summary) | Turner Titan Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner Titan Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner Titan Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Since the Fund's inception on February 7, 2011 through the end of the fiscal year, the Fund's portfolio turnover rate was 647% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	647.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation. For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund's holdings will be global and diversified.

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate. Generally, the Adviser will attempt to maintain a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Fund's net assets.
However, these weightings are expected to vary over time as a result of market fluctuations. The Adviser expects to attempt to rebalance the Fund's portfolio periodically.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment
		strategy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies.
The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher
		transaction costs and additional tax liabilities.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Turner Titan Fund (First Prospectus Summary) | Turner Titan Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.56%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,708
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,722
Turner Titan Fund (First Prospectus Summary) | Turner Titan Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.68%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.48%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,188
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,160
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,616

[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Turner All Cap Growth Fund (Prospectus Summary) | Turner All Cap Growth Fund
Turner All Cap Growth Fund	[1]
Investment Objective
The Turner All Cap Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Turner All Cap Growth Fund Investor Class Shares
Redemption Fee	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Turner All Cap Growth Fund Investor Class Shares
Investment Advisory Fees	[1]	1.48%
Distribution (12b-1) Fees		none
Shareholder Servicing Fee		0.25%
Other Expenses		0.39%
Total Annual Fund Operating Expenses		2.12%
Fee Waivers and Expense Reimbursements	[2]	(0.39%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.73%
[1]	The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the NASDAQ Composite Index and may range from 0.70% to 1.50% depending on the Fund's performance. The performance adjustment is computed based on the average net assets of the Fund over the current month plus the previous 11 months. Because the performance fee is based on the average net assets of the rolling 12 month period, and the base fee is based on the average net assets of the current month, the investment advisory fee shown in the table may be lower or higher than the stated range.
[2]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Other Expenses" (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.25% through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Turner All Cap Growth Fund Investor Class Shares	176	626	1,103	2,421

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 205%
of the average value of its portfolio.
Principal Strategy
The Turner All Cap Growth Fund invests primarily (at least 80% of its net assets) in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services,
Internet-related companies, medical technology, retail, and telecommunications.
Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund.

Although it may invest in companies of any size, the Fund generally invests in stocks of medium to large-capitalization companies and will generally purchase securities of companies with market capitalizations at the time of purchase of at least $1 billion. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund will not invest more than 50% of its assets in any one sector of the economy (for example, technology or industrial), and will not invest more than 25% in any one industry or group of industries. Subject to its investment policy above, during normal market conditions the Fund may invest its assets in cash or cash equivalent securities when it believes that appropriate buying opportunities are not available.

In selecting securities for the Fund, Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints.

The Fund may buy and sell securities frequently as part of its investment strategy.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.
Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.
This bar chart shows the performance of the Fund's Investor Class Shares from year to year for the past ten years.	[2]

Best Quarter Worst Quarter 41.57% (32.26)% (06/30/03) (06/30/02)
This table compares the Fund's Investor Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the NASDAQ Composite
Index and Russell 3000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Turner All Cap Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class Shares	Investor Class Shares Before taxes on distributions		(7.28%)	3.71%	5.19%
Investor Class Shares After Taxes on Distributions	Investor Class Shares After taxes on distributions		(7.28%)	3.70%	5.18%
Investor Class Shares After Taxes on Distributions and Sales	Investor Class Shares After taxes on distributions and sale of shares		(4.73%)	3.18%	4.54%
NASDAQ Composite Index	NASDAQ Composite Index	[1]	(1.80%)	1.52%	2.94%
Russell 3000 Growth Index	Russell 3000 Growth Index	[2]	2.18%	2.46%	2.74%
[1]	The NASDAQ Composite Index includes the more than 5,000 domestic and non-U.S. based common stocks listed on the NASDAQ stock market. The index is market-value weighted. This means that each company's security affects the index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the index. Because it is so broad-based, the Index is one of the most widely followed and quoted major market indices.
[2]	The Russell 3000 Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

[1]	Formerly known as Turner New Enterprise Fund.
[2]	The performance shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on June 30, 2000.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner All Cap Growth Fund (Prospectus Summary) | Turner All Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner All Cap Growth Fund	[1]
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner All Cap Growth Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 205%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	205.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner All Cap Growth Fund invests primarily (at least 80% of its net assets) in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services,
Internet-related companies, medical technology, retail, and telecommunications.
Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund.

Although it may invest in companies of any size, the Fund generally invests in stocks of medium to large-capitalization companies and will generally purchase securities of companies with market capitalizations at the time of purchase of at least $1 billion. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund will not invest more than 50% of its assets in any one sector of the economy (for example, technology or industrial), and will not invest more than 25% in any one industry or group of industries. Subject to its investment policy above, during normal market conditions the Fund may invest its assets in cash or cash equivalent securities when it believes that appropriate buying opportunities are not available.

In selecting securities for the Fund, Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints.

The Fund may buy and sell securities frequently as part of its investment
		strategy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover
		rates are described in this Summary Section.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
		Fund's website at www.turnerinvestments.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	This bar chart shows the performance of the Fund's Investor Class Shares from year to year for the past ten years.	[2]
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 41.57% (32.26)% (06/30/03) (06/30/02)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Your after-tax returns may differ from those shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	This table compares the Fund's Investor Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the NASDAQ Composite
Index and Russell 3000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax
		returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Turner All Cap Growth Fund (Prospectus Summary) | Turner All Cap Growth Fund | NASDAQ Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.94%
Turner All Cap Growth Fund (Prospectus Summary) | Turner All Cap Growth Fund | Russell 3000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Growth Index	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.74%
Turner All Cap Growth Fund (Prospectus Summary) | Turner All Cap Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.48%	[5]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[6]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.73%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	176
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	626
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,421
Annual Return 2002	rr_AnnualReturn2002	(47.15%)
Annual Return 2003	rr_AnnualReturn2003	92.69%
Annual Return 2004	rr_AnnualReturn2004	11.58%
Annual Return 2005	rr_AnnualReturn2005	11.27%
Annual Return 2006	rr_AnnualReturn2006	9.32%
Annual Return 2007	rr_AnnualReturn2007	30.00%
Annual Return 2008	rr_AnnualReturn2008	(56.11%)
Annual Return 2009	rr_AnnualReturn2009	62.76%
Annual Return 2010	rr_AnnualReturn2010	39.30%
Annual Return 2011	rr_AnnualReturn2011	(7.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.26%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.28%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.19%
Turner All Cap Growth Fund (Prospectus Summary) | Turner All Cap Growth Fund | Investor Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.28%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%
Turner All Cap Growth Fund (Prospectus Summary) | Turner All Cap Growth Fund | Investor Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.54%

[1]	Formerly known as Turner New Enterprise Fund.
[2]	The performance shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on June 30, 2000.
[3]	The NASDAQ Composite Index includes the more than 5,000 domestic and non-U.S. based common stocks listed on the NASDAQ stock market. The index is market-value weighted. This means that each company's security affects the index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the index. Because it is so broad-based, the Index is one of the most widely followed and quoted major market indices.
[4]	The Russell 3000 Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.
[5]	The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the NASDAQ Composite Index and may range from 0.70% to 1.50% depending on the Fund's performance. The performance adjustment is computed based on the average net assets of the Fund over the current month plus the previous 11 months. Because the performance fee is based on the average net assets of the rolling 12 month period, and the base fee is based on the average net assets of the current month, the investment advisory fee shown in the table may be lower or higher than the stated range.
[6]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Other Expenses" (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.25% through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Turner Concentrated Growth Fund (Prospectus Summary) | Turner Concentrated Growth Fund
Turner Concentrated Growth Fund
Investment Objective
The Turner Concentrated Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Turner Concentrated Growth Fund Investor Class Shares
Investment Advisory Fees	[1]	1.44%
Distribution (12b-1) Fees		none
Shareholder Servicing Fee		0.25%
Other Expenses		0.39%
Total Annual Fund Operating Expenses		2.08%
Fee Waivers and Expense Reimbursements	[2]	(0.39%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.69%
[1]	The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the S&P 500 Index and may range from 0.70% to 1.50% depending on the Fund's performance. The performance adjustment is computed based on the average net assets of the Fund over the current month plus the previous 11 months. Because the performance fee is based on the average net assets of the rolling 12 month period, and the base fee is based on the average net assets of the current month, the investment advisory fee shown in the table may be lower or higher than the stated range.
[2]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Other Expenses" (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.25% through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Turner Concentrated Growth Fund Investor Class Shares	172	614	1,083	2,380

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 203%
of the average value of its portfolio.
Principal Strategy
The Turner Concentrated Growth Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies, regardless of their market capitalization, that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United
States. The Fund's portfolio generally will contain between 15 to 30 stocks.
While it will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure to one or more sectors of the economy, such as the technology sector. Subject to its investment policy above, during normal market conditions the Fund may invest its assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including American
Depositary Receipts ("ADRs").
Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of concentrated equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the technology sector. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the technology sector, and the Fund's concentration in technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.
Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.
This bar chart shows the performance of the Fund's Investor Class Shares from year to year for the past ten years.	[1]

Best Quarter Worst Quarter 30.29% (32.60)% (06/30/03) (12/31/08)
The following table compares the Fund's Investor Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the S&P 500
Index and the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Turner Concentrated Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class Shares	Investor Class Shares Before taxes on distributions		(13.25%)	(3.44%)	(1.24%)
Investor Class Shares After Taxes on Distributions	Investor Class Shares After taxes on distributions		(13.25%)	(3.46%)	(1.25%)
Investor Class Shares After Taxes on Distributions and Sales	Investor Class Shares After taxes on distributions and sale of shares		(8.61%)	(2.90%)	(1.05%)
Russell 1000 Growth Index	Russell 1000 Growth Index	[1]	2.64%	2.50%	2.60%
S&P 500 Index	S&P 500 Index	[2]	2.11%	(0.25%)	2.92%
[1]	The Russell 1000 Growth Index measures the performance of those Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.
[2]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

[1]	The performance shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on June 30, 1999.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner Concentrated Growth Fund (Prospectus Summary) | Turner Concentrated Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner Concentrated Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner Concentrated Growth Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 203%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	203.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner Concentrated Growth Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies, regardless of their market capitalization, that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the United
States. The Fund's portfolio generally will contain between 15 to 30 stocks.
While it will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure to one or more sectors of the economy, such as the technology sector. Subject to its investment policy above, during normal market conditions the Fund may invest its assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including American
		Depositary Receipts ("ADRs").
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of concentrated equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the technology sector. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the technology sector, and the Fund's concentration in technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

In addition, the Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover
		rates are described in this Summary Section.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
		Fund's website at www.turnerinvestments.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	This bar chart shows the performance of the Fund's Investor Class Shares from year to year for the past ten years.	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 30.29% (32.60)% (06/30/03) (12/31/08)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Your after-tax returns may differ from those shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund's Investor Class Shares' average annual total returns for the periods ended December 31, 2011 to those of the S&P 500
Index and the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other
		tax-deferred account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Turner Concentrated Growth Fund (Prospectus Summary) | Turner Concentrated Growth Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
Turner Concentrated Growth Fund (Prospectus Summary) | Turner Concentrated Growth Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Turner Concentrated Growth Fund (Prospectus Summary) | Turner Concentrated Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.44%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[5]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,380
Annual Return 2002	rr_AnnualReturn2002	(45.72%)
Annual Return 2003	rr_AnnualReturn2003	60.19%
Annual Return 2004	rr_AnnualReturn2004	1.06%
Annual Return 2005	rr_AnnualReturn2005	13.34%
Annual Return 2006	rr_AnnualReturn2006	5.56%
Annual Return 2007	rr_AnnualReturn2007	32.96%
Annual Return 2008	rr_AnnualReturn2008	(59.66%)
Annual Return 2009	rr_AnnualReturn2009	51.84%
Annual Return 2010	rr_AnnualReturn2010	18.83%
Annual Return 2011	rr_AnnualReturn2011	(13.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.60%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.44%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.24%)
Turner Concentrated Growth Fund (Prospectus Summary) | Turner Concentrated Growth Fund | Investor Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.46%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.25%)
Turner Concentrated Growth Fund (Prospectus Summary) | Turner Concentrated Growth Fund | Investor Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.90%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.05%)

[1]	The performance shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on June 30, 1999.
[2]	The Russell 1000 Growth Index measures the performance of those Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.
[3]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
[4]	The advisory fee is subject to a performance adjustment based on the Fund's performance relative to the performance of the S&P 500 Index and may range from 0.70% to 1.50% depending on the Fund's performance. The performance adjustment is computed based on the average net assets of the Fund over the current month plus the previous 11 months. Because the performance fee is based on the average net assets of the rolling 12 month period, and the base fee is based on the average net assets of the current month, the investment advisory fee shown in the table may be lower or higher than the stated range.
[5]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Other Expenses" (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.25% through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Turner Emerging Growth Fund (Prospectus Summary) | Turner Emerging Growth Fund
Turner Emerging Growth Fund
Investment Objective
The Emerging Growth Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner Emerging Growth Fund		Institutional Class Shares	Investor Class Shares
Investment Advisory Fees		1.00%	1.00%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.25%
Other Expenses		0.27%	0.30%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		1.29%	1.57%
Fee Waivers and Expense Reimbursements	[1]	(0.12%)	(0.15%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.17%	1.42%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.15% and 1.40%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Turner Emerging Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class Shares	119	397	696	1,546
Investor Class Shares	145	481	841	1,855

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 74%
of the average value of its portfolio.
Principal Strategy
The Turner Emerging Growth Fund's principal investment strategy is to invest primarily in equity securities of U.S. companies with small and very small market capitalizations that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the
United States. Small cap and very small cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those companies included in the Russell 2000 Growth
Index. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors and will attempt to maintain sector concentrations that approximate those of the 2000
Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the 2000
Growth Index. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the 2000 Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including ADRs.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small and very small capitalization companies.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.
Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.
This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.	[1]

Best Quarter Worst Quarter 21.64% (30.67)% (06/30/03) (12/31/08)
This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the Russell 2000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Investor Class Shares only and will vary for Institutional Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Turner Emerging Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class Shares	Institutional Class Shares Before taxes on distributions	[1]	1.04%	2.16%	7.60%
Investor Class Shares	Investor Class Shares Before taxes on distributions		0.81%	2.02%	7.52%
Investor Class Shares After Taxes on Distributions	Investor Class Shares After taxes on distributions		0.81%	1.47%	6.78%
Investor Class Shares After Taxes on Distributions and Sales	Investor Class Shares After taxes on distributions and sale of shares		0.52%	1.69%	6.54%
Russell 2000 Growth Index	Russell 2000 Growth Index	[2]	(2.91%)	2.09%	4.48%
[1]	The inception date for Institutional Class Shares is February 1, 2009. Periods prior to February 1, 2009 represent the performance of Investor Class Shares.
[2]	The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

[1]	The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on February 27, 1998.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner Emerging Growth Fund (Prospectus Summary) | Turner Emerging Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner Emerging Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Emerging Growth Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 74%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner Emerging Growth Fund's principal investment strategy is to invest primarily in equity securities of U.S. companies with small and very small market capitalizations that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the
United States. Small cap and very small cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those companies included in the Russell 2000 Growth
Index. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors and will attempt to maintain sector concentrations that approximate those of the 2000
Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the 2000
Growth Index. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the 2000 Growth Index.

The Fund may buy and sell securities frequently as part of its investment
		strategy. The Fund may also invest in foreign securities, including ADRs.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small and very small capitalization companies.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover
		rates are described in this Summary Section.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due
		to differences in expenses.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 21.64% (30.67)% (06/30/03) (12/31/08)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures shown are for Investor Class Shares only and will vary for Institutional Class Shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the Russell 2000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Investor Class Shares only and will vary for Institutional Class Shares. The after-tax returns do not
		apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Turner Emerging Growth Fund (Prospectus Summary) | Turner Emerging Growth Fund | Russell 2000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Turner Emerging Growth Fund (Prospectus Summary) | Turner Emerging Growth Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,546
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Before taxes on distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.60%
Turner Emerging Growth Fund (Prospectus Summary) | Turner Emerging Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	481
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	841
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,855
Annual Return 2002	rr_AnnualReturn2002	(20.04%)
Annual Return 2003	rr_AnnualReturn2003	49.26%
Annual Return 2004	rr_AnnualReturn2004	23.19%
Annual Return 2005	rr_AnnualReturn2005	10.86%
Annual Return 2006	rr_AnnualReturn2006	14.65%
Annual Return 2007	rr_AnnualReturn2007	17.34%
Annual Return 2008	rr_AnnualReturn2008	(43.05%)
Annual Return 2009	rr_AnnualReturn2009	26.77%
Annual Return 2010	rr_AnnualReturn2010	29.39%
Annual Return 2011	rr_AnnualReturn2011	0.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.67%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.52%
Turner Emerging Growth Fund (Prospectus Summary) | Turner Emerging Growth Fund | Investor Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.78%
Turner Emerging Growth Fund (Prospectus Summary) | Turner Emerging Growth Fund | Investor Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%

[1]	The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on February 27, 1998.
[2]	The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.
[3]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.15% and 1.40%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[4]	The inception date for Institutional Class Shares is February 1, 2009. Periods prior to February 1, 2009 represent the performance of Investor Class Shares.

Turner Large Growth Fund (Prospectus Summary) | Turner Large Growth Fund
Turner Large Growth Fund
Investment Objective
The Turner Large Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Turner Large Growth Fund	Institutional Class Shares	Investor Class Shares
Redemption Fee	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner Large Growth Fund		Institutional Class Shares	Investor Class Shares
Investment Advisory Fees		0.60%	0.60%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.25%
Other Expenses		0.29%	0.28%
Total Annual Fund Operating Expenses		0.89%	1.13%
Fee Waivers and Expense Reimbursements	[1]	(0.20%)	(0.19%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		0.69%	0.94%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.69% and 0.94%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Turner Large Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class Shares	70	264	473	1,078
Investor Class Shares	96	340	604	1,358

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 182%
of the average value of its portfolio.
Principal Strategy
The Turner Large Growth Fund invests primarily (at least 80% of its net assets)
in equity securities of companies with large market capitalizations that Turner believes have strong earnings growth potential. Large cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase of $3 billion or more. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.
The Fund invests in securities of companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time. While the Fund typically invests in the equity securities of large sized companies, it may invest in companies of any size or in any industry in order to achieve its objective. In selecting companies for the Fund, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital. Turner generally considers selling a security when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including ADRs.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth oriented equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.
Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.
This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year for the past ten years.	[1]

Best Quarter Worst Quarter 15.61% (26.21)% (06/30/03) (12/31/08)
This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Institutional Class
Shares only and will vary for Investor Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Turner Large Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class Shares	Institutional Class Shares Before taxes on distributions		(5.29%)	(1.37%)	2.38%
Institutional Class Shares After Taxes on Distributions	Institutional Class Shares After taxes on distributions		(5.29%)	(1.46%)	2.30%
Institutional Class Shares After Taxes on Distributions and Sales	Institutional Class Shares After taxes on distributions and sales of shares		(3.44%)	(1.21%)	2.01%
Investor Class Shares	Investor Class Shares Before taxes on distributions	[1]	(5.57%)	(1.61%)	2.20%
Russell 1000 Growth Index	Russell 1000 Growth Index	[2]	2.64%	2.50%	2.60%
[1]	The inception date for Investor Class Shares is August 1, 2005. Periods prior to August 1, 2005 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").
[2]	The Russell 1000 Growth Index measures the performance of those Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.

[1]	The performance shown above is based on a calendar year. From its inception on February 28, 2001 until May 7, 2004, the Fund operated as the Turner Tax Managed U.S. Equity Fund, a portfolio of the Turner Funds and was advised by Turner. On May 7, 2004, the Turner Tax Managed U.S. Equity Fund was reorganized into the Constellation TIP Tax Managed U.S. Equity Fund - Class II, and was advised by Constellation Investment Management Company, L.P. and was sub-advised by Turner. Effective January 31, 2005, the Constellation TIP Tax Managed U.S. Equity Fund - Class II changed its name to the Constellation TIP Core Growth Fund - Class II and changed its non-fundamental investment objective to eliminate any reference to seeking to minimize the impact of taxes on returns earned by shareholders. On February 25, 2005, the Constellation TIP Core Growth Fund - Class II was reorganized into the Turner Large Growth Fund (formerly the Turner Core Growth Fund) - Class I (now Institutional Class).

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner Large Growth Fund (Prospectus Summary) | Turner Large Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner Large Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner Large Growth Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 182%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	182.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner Large Growth Fund invests primarily (at least 80% of its net assets)
in equity securities of companies with large market capitalizations that Turner believes have strong earnings growth potential. Large cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase of $3 billion or more. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.
The Fund invests in securities of companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time. While the Fund typically invests in the equity securities of large sized companies, it may invest in companies of any size or in any industry in order to achieve its objective. In selecting companies for the Fund, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital. Turner generally considers selling a security when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The Fund may buy and sell securities frequently as part of its investment
		strategy. The Fund may also invest in foreign securities, including ADRs.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth oriented equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover
		rates are described in this Summary Section.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due
		to differences in expenses.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year for the past ten years.	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 15.61% (26.21)% (06/30/03) (12/31/08)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Your after-tax returns may differ from those shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Institutional Class
Shares only and will vary for Investor Class Shares. The after-tax returns do
		not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Turner Large Growth Fund (Prospectus Summary) | Turner Large Growth Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
Turner Large Growth Fund (Prospectus Summary) | Turner Large Growth Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	473
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,078
Annual Return 2002	rr_AnnualReturn2002	(27.11%)
Annual Return 2003	rr_AnnualReturn2003	34.79%
Annual Return 2004	rr_AnnualReturn2004	10.61%
Annual Return 2005	rr_AnnualReturn2005	13.98%
Annual Return 2006	rr_AnnualReturn2006	9.40%
Annual Return 2007	rr_AnnualReturn2007	22.24%
Annual Return 2008	rr_AnnualReturn2008	(48.65%)
Annual Return 2009	rr_AnnualReturn2009	38.42%
Annual Return 2010	rr_AnnualReturn2010	13.42%
Annual Return 2011	rr_AnnualReturn2011	(5.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.21%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.29%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.37%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.38%
Turner Large Growth Fund (Prospectus Summary) | Turner Large Growth Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.29%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.46%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.30%
Turner Large Growth Fund (Prospectus Summary) | Turner Large Growth Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares After taxes on distributions and sales of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.21%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.01%
Turner Large Growth Fund (Prospectus Summary) | Turner Large Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	604
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,358
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Before taxes on distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.57%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.61%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.20%

[1]	The performance shown above is based on a calendar year. From its inception on February 28, 2001 until May 7, 2004, the Fund operated as the Turner Tax Managed U.S. Equity Fund, a portfolio of the Turner Funds and was advised by Turner. On May 7, 2004, the Turner Tax Managed U.S. Equity Fund was reorganized into the Constellation TIP Tax Managed U.S. Equity Fund - Class II, and was advised by Constellation Investment Management Company, L.P. and was sub-advised by Turner. Effective January 31, 2005, the Constellation TIP Tax Managed U.S. Equity Fund - Class II changed its name to the Constellation TIP Core Growth Fund - Class II and changed its non-fundamental investment objective to eliminate any reference to seeking to minimize the impact of taxes on returns earned by shareholders. On February 25, 2005, the Constellation TIP Core Growth Fund - Class II was reorganized into the Turner Large Growth Fund (formerly the Turner Core Growth Fund) - Class I (now Institutional Class).
[2]	The Russell 1000 Growth Index measures the performance of those Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.
[3]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.69% and 0.94%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[4]	The inception date for Investor Class Shares is August 1, 2005. Periods prior to August 1, 2005 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").

Turner Mid Cap Growth Fund (Prospectus Summary) | Turner Mid Cap Growth Fund
Turner Midcap Growth Fund
Investment Objective
The Turner Midcap Growth Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner Mid Cap Growth Fund		Institutional Class Shares	Investor Class Shares	Retirement Class Shares
Investment Advisory Fees		0.75%	0.75%	0.75%
Distribution (12b-1) Fees		none	none	0.25%
Shareholder Servicing Fee		none	0.25%	0.25%
Other Expenses		0.30%	0.28%	0.29%
Total Annual Fund Operating Expenses		1.05%	1.28%	1.54%
Fee Waivers and Expense Reimbursements	[1]	(0.12%)	(0.10%)	(0.11%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		0.93%	1.18%	1.43%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares, Investor Class Shares and Retirement Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.93%, 1.18% and 1.43%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Turner Mid Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class Shares	95	322	568	1,272
Investor Class Shares	120	396	693	1,536
Retirement Class Shares	146	476	829	1,825

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 104%
of the average value of its portfolio.
Principal Strategy
The Turner Midcap Growth Fund invests primarily (at least 80% of its net assets)
in equity securities of U.S. companies with medium market capitalizations that
Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquarted or doing a substantial portion of their business in the United States. Midcap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index ("Midcap Growth Index"). The Fund
may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Midcap Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Midcap
Growth Index. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the Midcap Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including ADRs.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.
Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class, Investor Class and Retirement Class
Shares will differ due to differences in expenses.
This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.	[1]

Best Quarter Worst Quarter 23.48% (28.69)% (09/30/09) (12/31/08)
This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the Russell Midcap Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Investor Class Shares only and will vary for Institutional Class Shares and Retirement Class Shares. The
after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Turner Mid Cap Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class Shares	Institutional Class Shares Before taxes on distributions	[1]	(8.12%)	2.20%	4.04%
Investor Class Shares	Investor Class Shares Before taxes on distributions		(8.35%)	2.02%	3.95%
Investor Class Shares After Taxes on Distributions	Investor Class Shares After taxes on distributions		(8.35%)	2.02%	3.95%
Investor Class Shares After Taxes on Distributions and Sales	Investor Class Shares After taxes on distributions and sale of shares		(5.43%)	1.73%	3.44%
Retirement Class Shares	Retirement Class Shares Before taxes on distributions	[2]	(8.59%)	1.76%	3.57%
Russell Midcap Growth Index	Russell Midcap Growth Index	[3]	(1.65%)	2.44%	5.29%
[1]	The inception date for Institutional Class Shares is June 16, 2008. Periods prior to June 16, 2008 represent the performance of Investor Class Shares.
[2]	The inception date for Retirement Class Shares is September 24, 2001. Periods prior to September 24, 2001 represent the performance of Investor Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").
[3]	The Russell Midcap Growth Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios.

[1]	The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on October 1, 1996.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner Mid Cap Growth Fund (Prospectus Summary) | Turner Mid Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner Midcap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner Midcap Growth Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 104%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner Midcap Growth Fund invests primarily (at least 80% of its net assets)
in equity securities of U.S. companies with medium market capitalizations that
Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquarted or doing a substantial portion of their business in the United States. Midcap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index ("Midcap Growth Index"). The Fund
may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Midcap Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Midcap
Growth Index. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the Midcap Growth Index.

The Fund may buy and sell securities frequently as part of its investment
		strategy. The Fund may also invest in foreign securities, including ADRs.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium capitalization stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover
		rates are described in this Summary Section.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class, Investor Class and Retirement Class
		Shares will differ due to differences in expenses.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 23.48% (28.69)% (09/30/09) (12/31/08)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures shown are for Investor Class Shares only and will vary for Institutional Class Shares and Retirement Class Shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the Russell Midcap Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Investor Class Shares only and will vary for Institutional Class Shares and Retirement Class Shares. The
after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred
		account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Turner Mid Cap Growth Fund (Prospectus Summary) | Turner Mid Cap Growth Fund | Russell Midcap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.29%
Turner Mid Cap Growth Fund (Prospectus Summary) | Turner Mid Cap Growth Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	568
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,272
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Before taxes on distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.12%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.04%
Turner Mid Cap Growth Fund (Prospectus Summary) | Turner Mid Cap Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	396
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	693
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,536
Annual Return 2002	rr_AnnualReturn2002	(32.86%)
Annual Return 2003	rr_AnnualReturn2003	49.56%
Annual Return 2004	rr_AnnualReturn2004	11.05%
Annual Return 2005	rr_AnnualReturn2005	12.03%
Annual Return 2006	rr_AnnualReturn2006	6.72%
Annual Return 2007	rr_AnnualReturn2007	24.44%
Annual Return 2008	rr_AnnualReturn2008	(48.64%)
Annual Return 2009	rr_AnnualReturn2009	48.47%
Annual Return 2010	rr_AnnualReturn2010	27.06%
Annual Return 2011	rr_AnnualReturn2011	(8.35%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.69%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.95%
Turner Mid Cap Growth Fund (Prospectus Summary) | Turner Mid Cap Growth Fund | Investor Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.95%
Turner Mid Cap Growth Fund (Prospectus Summary) | Turner Mid Cap Growth Fund | Investor Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.43%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.44%
Turner Mid Cap Growth Fund (Prospectus Summary) | Turner Mid Cap Growth Fund | Retirement Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	476
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,825
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Retirement Class Shares Before taxes on distributions	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.57%

[1]	The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on October 1, 1996.
[2]	The Russell Midcap Growth Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios.
[3]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares, Investor Class Shares and Retirement Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 0.93%, 1.18% and 1.43%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[4]	The inception date for Institutional Class Shares is June 16, 2008. Periods prior to June 16, 2008 represent the performance of Investor Class Shares.
[5]	The inception date for Retirement Class Shares is September 24, 2001. Periods prior to September 24, 2001 represent the performance of Investor Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").

Turner Small Cap Growth Fund (Prospectus Summary) | Turner Small Cap Growth Fund
Turner Small Cap Growth Fund
Investment Objective
The Turner Small Cap Growth Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Turner Small Cap Growth Fund Investor Class Shares
Investment Advisory Fees		1.00%
Distribution (12b-1) Fees		none
Shareholder Servicing Fee		0.25%
Other Expenses		0.28%
Total Annual Fund Operating Expenses		1.53%
Fee Waivers and Expense Reimbursements	[1]	(0.28%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.25%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.25% through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Turner Small Cap Growth Fund Investor Class Shares	127	456	808	1,800

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 119%
of the average value of its portfolio.
Principal Strategy
The Turner Small Cap Growth Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies with small market capitalizations that Turner believes have strong earnings growth potential. For this purpose the
Fund considers U.S. companies to include those companies headquarted or doing a substantial portion of their business in the United States. Small cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Growth Index ("2000 Growth Index"). The Fund may
continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that approximate those of the 2000 Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer subject to exceptions for the most heavily weighted securities in the 2000
Growth Index. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the 2000 Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including ADRs.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small capitalization companies.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.
Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.
This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.	[1]

Best Quarter Worst Quarter 27.78% (27.37)% (06/30/03) (12/31/08)
This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the Russell 2000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an
IRA, 401(k) or other tax-deferred account.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Turner Small Cap Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class Shares	Investor Class Shares Before taxes on distributions		(5.05%)	2.27%	4.83%
Investor Class Shares After Taxes on Distributions	Investor Class Shares After taxes on distributions		(5.05%)	2.27%	4.83%
Investor Class Shares After Taxes on Distributions and Sales	Investor Class Shares After taxes on distributions and sale of shares		(3.28%)	1.94%	4.22%
Russell 2000 Growth Index	Russell 2000 Growth Index	[1]	(2.91%)	2.09%	4.48%
[1]	The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

[1]	The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on February 7, 1994.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner Small Cap Growth Fund (Prospectus Summary) | Turner Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner Small Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner Small Cap Growth Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 119%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner Small Cap Growth Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. companies with small market capitalizations that Turner believes have strong earnings growth potential. For this purpose the
Fund considers U.S. companies to include those companies headquarted or doing a substantial portion of their business in the United States. Small cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Growth Index ("2000 Growth Index"). The Fund may
continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that approximate those of the 2000 Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer subject to exceptions for the most heavily weighted securities in the 2000
Growth Index. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the 2000 Growth Index.

The Fund may buy and sell securities frequently as part of its investment
		strategy. The Fund may also invest in foreign securities, including ADRs.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small capitalization companies.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover
		rates are described in this Summary Section.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
		Fund's website at www.turnerinvestments.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 27.78% (27.37)% (06/30/03) (12/31/08)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Your after-tax returns may differ from those shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the Russell 2000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an
		IRA, 401(k) or other tax-deferred account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Turner Small Cap Growth Fund (Prospectus Summary) | Turner Small Cap Growth Fund | Russell 2000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Turner Small Cap Growth Fund (Prospectus Summary) | Turner Small Cap Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,800
Annual Return 2002	rr_AnnualReturn2002	(33.03%)
Annual Return 2003	rr_AnnualReturn2003	59.38%
Annual Return 2004	rr_AnnualReturn2004	11.90%
Annual Return 2005	rr_AnnualReturn2005	5.84%
Annual Return 2006	rr_AnnualReturn2006	13.36%
Annual Return 2007	rr_AnnualReturn2007	14.29%
Annual Return 2008	rr_AnnualReturn2008	(41.56%)
Annual Return 2009	rr_AnnualReturn2009	36.86%
Annual Return 2010	rr_AnnualReturn2010	28.87%
Annual Return 2011	rr_AnnualReturn2011	(5.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.37%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.83%
Turner Small Cap Growth Fund (Prospectus Summary) | Turner Small Cap Growth Fund | Investor Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.83%
Turner Small Cap Growth Fund (Prospectus Summary) | Turner Small Cap Growth Fund | Investor Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.28%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.22%

[1]	The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on February 7, 1994.
[2]	The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.
[3]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.25% through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund
Turner Global Opportunities Fund
Investment Objective
The Turner Global Opportunities Fund (the "Fund") seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner Global Opportunities Fund		Institutional Class Shares	Investor Class Shares
Investment Advisory Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.25%
Other Expenses		2.88%	2.88%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		3.64%	3.89%
Fee Waivers and Expense Reimbursements	[1]	(2.53%)	(2.53%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.11%	1.36%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.10% and 1.35%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Turner Global Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class Shares	113	880	1,667	3,732
Investor Class Shares	138	954	1,787	3,953

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 178% of the average value of its portfolio.
Principal Strategy
The Turner Global Opportunities Fund generally invests in common stocks and other equity securities of U.S. and foreign companies that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S.
companies to include those companies headquartered or doing a substantial portion of their business in the United States. All other companies are considered foreign companies. Under normal market conditions, the Fund will invest significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30% of net assets) in foreign companies. Investments will generally be in securities of companies with market capitalizations of greater than $2 billion at the time of purchase. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. From time to time, the Fund may also invest in securities of companies with market capitalizations at the time of purchase that are less than or equal to $2 billion.

The Fund's portfolio generally will contain between 20 to 40 securities. The
Fund may trade actively in both U.S. and foreign securities and may invest up to
30% of its assets in emerging markets securities. Turner will not adhere to strict sector or industry constraints in managing the Fund, which may have a significant exposure to one or more sectors or industries and may have little or no exposure to various other sectors or industries. The sector allocation of the portfolio will reflect what Turner's portfolio management team believes are its best global growth stock ideas, and by purchasing only those securities Turner believes are the best stocks within each sector, Turner seeks to minimize the impact of poorly performing sectors on the overall portfolio. Additionally, while Turner will remain "country aware" when selecting securities for the Fund, there are no specific limits on country or region weightings. Country and regional weightings are a residual of Turner's bottom-up stock selection process, which blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.

A holding will become a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or for other reasons.

The Fund may buy and sell securities frequently as part of its investment strategy.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that growth stocks and non-U.S. stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.
Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.
This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.	[1]

Best Quarter Worst Quarter 8.04% (16.69)% (12/31/11) (09/30/11)
This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the MSCI World Growth Index and MSCI World
Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Turner Global Opportunities Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Institutional Class Shares Before taxes on distributions		(8.93%)	13.32%	May 7, 2010
Institutional Class Shares After Taxes on Distributions	Institutional Class Shares After taxes on distributions		(9.42%)	12.95%	May 7, 2010
Institutional Class Shares After Taxes on Distributions and Sales	Institutional Class Shares After taxes on distributions and sale of shares		(5.38%)	11.30%	May 7, 2010
Investor Class Shares	Investor Class Shares		(9.17%)	12.99%	May 7, 2010
MSCI World Growth Index	MSCI World Growth Index	[1]	(5.14%)	8.60%	May 7, 2010
MSCI World Index	MSCI World Index	[2]	(5.02%)	7.24%	May 7, 2010
[1]	The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world. The index includes reinvestment of dividends.
[2]	The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The index consists of the following 24 developed market country indices: Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

[1]	The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on May 7, 2010.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner Global Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner Global Opportunities Fund (the "Fund") seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 178% of the average value of its portfolio.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner Global Opportunities Fund generally invests in common stocks and other equity securities of U.S. and foreign companies that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S.
companies to include those companies headquartered or doing a substantial portion of their business in the United States. All other companies are considered foreign companies. Under normal market conditions, the Fund will invest significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30% of net assets) in foreign companies. Investments will generally be in securities of companies with market capitalizations of greater than $2 billion at the time of purchase. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. From time to time, the Fund may also invest in securities of companies with market capitalizations at the time of purchase that are less than or equal to $2 billion.

The Fund's portfolio generally will contain between 20 to 40 securities. The
Fund may trade actively in both U.S. and foreign securities and may invest up to
30% of its assets in emerging markets securities. Turner will not adhere to strict sector or industry constraints in managing the Fund, which may have a significant exposure to one or more sectors or industries and may have little or no exposure to various other sectors or industries. The sector allocation of the portfolio will reflect what Turner's portfolio management team believes are its best global growth stock ideas, and by purchasing only those securities Turner believes are the best stocks within each sector, Turner seeks to minimize the impact of poorly performing sectors on the overall portfolio. Additionally, while Turner will remain "country aware" when selecting securities for the Fund, there are no specific limits on country or region weightings. Country and regional weightings are a residual of Turner's bottom-up stock selection process, which blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.

A holding will become a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or for other reasons.

The Fund may buy and sell securities frequently as part of its investment
		strategy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that growth stocks and non-U.S. stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential. Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover
		rates are described in this Summary Section.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due
		to differences in expenses.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 8.04% (16.69)% (12/31/11) (09/30/11)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the MSCI World Growth Index and MSCI World
Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Shares. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other
		tax-deferred account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | MSCI World Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Growth Index	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2010
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2010
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.64%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.53%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	880
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,667
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,732
Annual Return 2011	rr_AnnualReturn2011	(8.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.69%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2010
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2010
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2010
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.89%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.53%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	954
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,787
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,953
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.17%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2010

[1]	The above information is based on a calendar year. The Fund's Institutional Class Shares commenced operations on May 7, 2010.
[2]	The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world. The index includes reinvestment of dividends.
[3]	The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The index consists of the following 24 developed market country indices: Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
[4]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.10% and 1.35%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund
Turner International Growth Fund
Investment Objective
The Turner International Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner International Growth Fund		Institutional Class Shares	Investor Class Shares
Investment Advisory Fees		0.85%	0.85%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.25%
Other Expenses		1.56%	1.36%
Total Annual Fund Operating Expenses		2.41%	2.46%
Fee Waivers and Expense Reimbursements	[1]	(1.31%)	(1.11%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.10%	1.35%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and the Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.10% and 1.35%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Turner International Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class Shares	112	626	1,167	2,646
Investor Class Shares	137	660	1,210	2,712

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 210%
of the average value of its portfolio.
Principal Strategy
The Turner International Growth Fund invests primarily (at least 80% of its net assets) in equity securities of international non-U.S. companies with market capitalizations at the time of purchase greater than $2 billion that Turner believes have strong earnings growth potential. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the MSCI World Growth ex-U.S. Index ("World Growth ex-U.S.
Index"). Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the
World Growth ex-U.S. Index. The Fund will generally invest in securities of issuers based in the countries represented in the World Growth ex-U.S. Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the World
Growth ex-U.S. Index.

The Fund may buy and sell securities frequently as part of its investment strategy.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented international equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that non-U.S. stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential.
Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.
Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class Shares and Investor Class Shares will differ due to differences in expenses.
This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.	[1]

Best Quarter Worst Quarter 26.28% (27.03)% (06/30/09) (09/30/08)
This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the MSCI World Growth ex-U.S. Index.
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for
Institutional Class Shares only and will vary for Investor Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Turner International Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Institutional Class Shares Before taxes on distributions		(9.85%)	0.83%	Jan 31, 2007
Institutional Class Shares After Taxes on Distributions	Institutional Class Shares After taxes on distributions		(9.85%)	0.52%	Jan 31, 2007
Institutional Class Shares After Taxes on Distributions and Sales	Institutional Class Shares After taxes on distributions and sale of shares		(6.40%)	0.54%	Jan 31, 2007
Investor Class Shares	Investor Class Shares Before taxes on distributions	[1]	(10.14%)	0.69%	Jan 31, 2007
MSCI World Growth ex-U.S. Index	MSCI World Growth ex-U.S. Index	[2]	(12.41%)	(2.61%)	Jan 31, 2007
[1]	The inception date for Investor Class Shares is October 31, 2008. Periods prior to October 31, 2008 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").
[2]	The MSCI World Growth ex-U.S. Index is a market capitalization weighted index (companies with larger market capitalizations have more influence than those with smaller market capitalizations) designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States.

[1]	The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares commenced operations on January 31, 2007.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner International Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner International Growth Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 210%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	210.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner International Growth Fund invests primarily (at least 80% of its net assets) in equity securities of international non-U.S. companies with market capitalizations at the time of purchase greater than $2 billion that Turner believes have strong earnings growth potential. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the MSCI World Growth ex-U.S. Index ("World Growth ex-U.S.
Index"). Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the
World Growth ex-U.S. Index. The Fund will generally invest in securities of issuers based in the countries represented in the World Growth ex-U.S. Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the World
Growth ex-U.S. Index.

The Fund may buy and sell securities frequently as part of its investment
		strategy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented international equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that non-U.S. stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential.
Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover
		rates are described in this Summary Section.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class Shares and Investor Class Shares will
		differ due to differences in expenses.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 26.28% (27.03)% (06/30/09) (09/30/08)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Class Shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the MSCI World Growth ex-U.S. Index.
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for
Institutional Class Shares only and will vary for Investor Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other
		tax-deferred account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund | MSCI World Growth ex-U.S. Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Growth ex-U.S. Index	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.41%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.61%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.31%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	626
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,167
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,646
Annual Return 2008	rr_AnnualReturn2008	(51.84%)
Annual Return 2009	rr_AnnualReturn2009	47.23%
Annual Return 2010	rr_AnnualReturn2010	26.84%
Annual Return 2011	rr_AnnualReturn2011	(9.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.03%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.40%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.11%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,712
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Before taxes on distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007

[1]	The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares commenced operations on January 31, 2007.
[2]	The MSCI World Growth ex-U.S. Index is a market capitalization weighted index (companies with larger market capitalizations have more influence than those with smaller market capitalizations) designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States.
[3]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and the Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.10% and 1.35%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[4]	The inception date for Investor Class Shares is October 31, 2008. Periods prior to October 31, 2008 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").

Turner Market Neutral Fund (Second Prospectus Summary) | Turner Market Neutral Fund
Turner Market Neutral Fund
Investment Objective
The Turner Market Neutral Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Turner Market Neutral Fund Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Turner Market Neutral Fund Class C Shares
Investment Advisory Fees		1.50%
Distribution (12b-1) Fees		0.75%
Shareholder Servicing Fee		0.25%
Other Expenses		2.27%
Total Annual Fund Operating Expenses		4.77%
Fee Waivers and Expense Reimbursements	[1]	(1.82%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		2.95%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95%, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Turner Market Neutral Fund Class C Shares	398	1,274	2,254	4,725

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Turner Market Neutral Fund Class C Shares	298	1,274	2,254	4,725

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Since the Fund's inception on February 7, 2011 through the end of the fiscal year, the Fund's portfolio turnover rate was 1,184% of the average value of its portfolio.
Principal Strategy
The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the
Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Fund's holdings may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.

It is anticipated that the Fund will typically hold between 10 and 50 securities long, and between 10 and 50 securities short, with a typical allocation generally resulting in a market neutral exposure, although there can be no assurance that will be the case. Generally, the Adviser will attempt to maintain an approximately equal weighting among each of the Fund's positions. However, these weightings are expected to vary over time as a result of market fluctuations.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies.
The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner Market Neutral Fund (Second Prospectus Summary) | Turner Market Neutral Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner Market Neutral Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner Market Neutral Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Since the Fund's inception on February 7, 2011 through the end of the fiscal year, the Fund's portfolio turnover rate was 1,184% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1184.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the
Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Fund's holdings may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.

It is anticipated that the Fund will typically hold between 10 and 50 securities long, and between 10 and 50 securities short, with a typical allocation generally resulting in a market neutral exposure, although there can be no assurance that will be the case. Generally, the Adviser will attempt to maintain an approximately equal weighting among each of the Fund's positions. However, these weightings are expected to vary over time as a result of market fluctuations.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment
		strategy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies.
The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher
		transaction costs and additional tax liabilities.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Turner Market Neutral Fund (Second Prospectus Summary) | Turner Market Neutral Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.77%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.82%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	398
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,254
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,725
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	298
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,254
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,725

[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95%, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Turner Medical Sciences Long/Short Fund (Second Prospectus Summary) | Turner Medical Sciences Long/Short Fund
Turner Medical Sciences Long/Short Fund
Investment Objective
The Turner Medical Sciences Long/Short Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Turner Medical Sciences Long/Short Fund Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Turner Medical Sciences Long/Short Fund Class C Shares
Investment Advisory Fees		1.50%
Distribution (12b-1) Fees		0.75%
Shareholder Servicing Fee		0.25%
Other Expenses		1.13%
Acquired Fund Fees and Expenses		0.05%
Total Annual Fund Operating Expenses		3.68%
Fee Waivers and Expense Reimbursements	[1]	(0.73%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		2.95%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95%, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Turner Medical Sciences Long/Short Fund Class C Shares	398	1,059	1,840	3,886

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Turner Medical Sciences Long/Short Fund Class C Shares	298	1,059	1,840	3,886

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Since the Fund's inception on February 7, 2011 through the end of the fiscal year, the Fund's portfolio turnover rate was 608% of the average value of its portfolio.
Principal Strategy
The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The
Fund's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets.

It is anticipated that the Fund will typically hold between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation generally resulting in a net long exposure, although there can be no assurance that will be the case.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to the risks associated with health care-related companies.
Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies.
The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner Medical Sciences Long/Short Fund (Second Prospectus Summary) | Turner Medical Sciences Long/Short Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner Medical Sciences Long/Short Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner Medical Sciences Long/Short Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Since the Fund's inception on February 7, 2011 through the end of the fiscal year, the Fund's portfolio turnover rate was 608% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	608.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The
Fund's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets.

It is anticipated that the Fund will typically hold between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation generally resulting in a net long exposure, although there can be no assurance that will be the case.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment
		strategy.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its net assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to the risks associated with health care-related companies.
Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies.
The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher
		transaction costs and additional tax liabilities.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Turner Medical Sciences Long/Short Fund (Second Prospectus Summary) | Turner Medical Sciences Long/Short Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.68%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	398
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,059
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,840
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,886
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	298
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,059
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,840
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,886

[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95%, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Turner Spectrum Fund (Second Prospectus Summary) | Turner Spectrum Fund
Turner Spectrum Fund
Investment Objective
The Turner Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Turner Spectrum Fund Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Turner Spectrum Fund Class C Shares
Investment Advisory Fees		1.50%
Distribution (12b-1) Fees		0.75%
Shareholder Servicing Fees		0.25%
Other Expenses		0.89%
Acquired Fund Fees and Expenses		0.05%
Total Annual Fund Operating Expenses		3.44%
Fee Waivers and Expense Reimbursements	[1]	(0.49%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		2.95%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95% through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Turner Spectrum Fund Class C Shares	398	1,011	1,747	3,688

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Turner Spectrum Fund Class C Shares	298	1,011	1,747	3,688

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
1,153% of the average value of its portfolio.
Principal Strategy
The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets utilizing the following eight Investment Strategies:
(1) Global Consumer; (2) LSE; (3) Global Financial Services; (4) Global Medical
Sciences; (5) Select Opportunities; (6) Market Neutral; (7) Titan; and (8)
Global Resources and Infrastructure. Although the weightings of each Investment
Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 12.5% of its assets to each Investment Strategy.

The investment approach and process for each Investment Strategy is as follows:

For each Investment Strategy, security selection is not based on company size, but rather on an assessment of a company's prospects. Investments are selected by using a combination of quantitative and fundamental research and analysis.

The Global Consumer Strategy invests primarily in stocks of companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Consumer Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The LSE Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the LSE Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The LSE Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The LSE Strategy typically holds between 15 and 75 securities long and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in stocks of companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Financial Services Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry. The
Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Financial Services Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy invests primarily in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Medical Sciences Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the
Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The
Select Opportunities Strategy's holdings may generally range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the
Market Neutral Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Market Neutral
Strategy's holdings may generally range from small companies with over $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Market Neutral Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Titan Strategy's holdings will be global and diversified. The Titan
Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Resources and Infrastructure
Strategy's holdings generally may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

The Investment Strategies may utilize short sales and options. They may also invest in exchange traded funds ("ETFs").

The Fund will buy and sell securities frequently as part of its investment strategy.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with health care-related companies.
Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with financial services companies.
Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level. In addition, profitability of companies in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. Businesses in the financial services sector often operate with substantial financial leverage.

The Fund is subject to the risks associated with resource-related companies.
Companies in the natural resource sector may be significantly impacted by worldwide energy prices, limits on exploration and changes to production spending. These companies are also affected by governmental regulation, world events and global economic conditions. Companies in the natural resource sector can also be adversely affected by volatility in the commodities markets, changes in exchange rates, imposition of import controls and increased competition.
Additional risks for companies in the natural resource sector may arise from depletion of resources, labor strife or the rise of new technologies. Companies in the natural resource sector may be adversely affected by changes to environmental laws and regulations and may be at risk for environmental damage claims.

The Fund is subject to the risks associated with infrastructure-related companies. Many infrastructure companies are subject to governmental oversight and regulation. This oversight and regulation often imposes earnings caps on the companies and requires increases in the companies' rates to be approved by an oversight agency. Most infrastructure projects are also highly leveraged and can be significantly impacted by changes in interest rates or the availability of debt financing. Additionally, infrastructure companies may subject themselves to foreign exchange risk by seeking debt financing in currencies other than their own. The growth in planned infrastructure development has led to a shortage of qualified project managers and firms. This shortage may cause the Fund to invest in companies with less experienced managers than would otherwise be the case.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be m ore vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.
The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund is subject to risks associated with the use of options, including: (1)
the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.
Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.
This bar chart shows changes in the performance of the Fund's Class C Shares (excluding sales charges, which if included, would cause return(s) to be lower) from year to year since the Fund's inception.	[1]

Best Quarter Worst Quarter 5.88% (4.26)% (12/31/10) (09/30/11)
This table compares the Fund's Class C Shares average annual total returns for the periods ended December 31, 2011 to those of the S&P 500 Index, Barclays
Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds
Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
The after-tax figures shown are for Class C Shares only. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Turner Spectrum Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary		Average Annual Returns, Inception Date Secondary
Class C Shares	Turner Spectrum Fund Before taxes on distributions		(2.40%)	5.01%	Jul 14, 2009
Class C Shares After Taxes on Distributions	Turner Spectrum Fund After taxes on distributions		(3.84%)	4.34%	Jul 14, 2009
Class C Shares After Taxes on Distributions and Sales	Turner Spectrum Fund After taxes on distributions and sale of shares		(1.55%)	3.92%	Jul 14, 2009
S&P 500 Index	S&P 500 Index	[1]	2.11%			16.62%		Jul 14, 2009
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	[2]	7.84%			7.13%		Jul 14, 2009
Lipper Long/Short Equity Funds Classification	Lipper Long/Short Equity Funds Classification	[3]	(3.40%)			7.47%	[4]	Jul 14, 2009
[1]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
[2]	The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.
[3]	Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.
[4]	Since July 16, 2009.

[1]	The above information is based on a calendar year. The Fund's Class C Shares commenced operations on July 14, 2009.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner Spectrum Fund (Second Prospectus Summary) | Turner Spectrum Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner Spectrum Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed
		by a separate portfolio management team at the Adviser.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
		1,153% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1153.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets utilizing the following eight Investment Strategies:
(1) Global Consumer; (2) LSE; (3) Global Financial Services; (4) Global Medical
Sciences; (5) Select Opportunities; (6) Market Neutral; (7) Titan; and (8)
Global Resources and Infrastructure. Although the weightings of each Investment
Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 12.5% of its assets to each Investment Strategy.

The investment approach and process for each Investment Strategy is as follows:

For each Investment Strategy, security selection is not based on company size, but rather on an assessment of a company's prospects. Investments are selected by using a combination of quantitative and fundamental research and analysis.

The Global Consumer Strategy invests primarily in stocks of companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Consumer Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The LSE Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the LSE Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The LSE Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The LSE Strategy typically holds between 15 and 75 securities long and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy invests primarily in stocks of companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. The Global Financial Services Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry. The
Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Financial Services Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy invests primarily in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.
The Global Medical Sciences Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the
Select Opportunities Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The
Select Opportunities Strategy's holdings may generally range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.
The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. Investments may also be made in other sectors of the equity markets. The Select Opportunities Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the
Market Neutral Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Market Neutral
Strategy's holdings may generally range from small companies with over $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Market Neutral Strategy typically holds between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Titan Strategy's holdings will be global and diversified. The Titan
Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy's net assets, although there can be no assurance that will be the case.

The Global Resources and Infrastructure Strategy invests in stocks of companies in the resource and infrastructure industries using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Resources and Infrastructure
Strategy's holdings generally may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in areas such as energy, industrials, and natural resources. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Global Resources and Infrastructure Strategy typically holds between 25 and 125 securities long and between 15 and 100 securities short, with a typical allocation resulting in a net long exposure, although there can be no assurance that will be the case.

The Investment Strategies may utilize short sales and options. They may also invest in exchange traded funds ("ETFs").

The Fund will buy and sell securities frequently as part of its investment
		strategy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with health care-related companies.
Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with financial services companies.
Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level. In addition, profitability of companies in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. Businesses in the financial services sector often operate with substantial financial leverage.

The Fund is subject to the risks associated with resource-related companies.
Companies in the natural resource sector may be significantly impacted by worldwide energy prices, limits on exploration and changes to production spending. These companies are also affected by governmental regulation, world events and global economic conditions. Companies in the natural resource sector can also be adversely affected by volatility in the commodities markets, changes in exchange rates, imposition of import controls and increased competition.
Additional risks for companies in the natural resource sector may arise from depletion of resources, labor strife or the rise of new technologies. Companies in the natural resource sector may be adversely affected by changes to environmental laws and regulations and may be at risk for environmental damage claims.

The Fund is subject to the risks associated with infrastructure-related companies. Many infrastructure companies are subject to governmental oversight and regulation. This oversight and regulation often imposes earnings caps on the companies and requires increases in the companies' rates to be approved by an oversight agency. Most infrastructure projects are also highly leveraged and can be significantly impacted by changes in interest rates or the availability of debt financing. Additionally, infrastructure companies may subject themselves to foreign exchange risk by seeking debt financing in currencies other than their own. The growth in planned infrastructure development has led to a shortage of qualified project managers and firms. This shortage may cause the Fund to invest in companies with less experienced managers than would otherwise be the case.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be m ore vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.
The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund is subject to risks associated with the use of options, including: (1)
the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover
		rates are described in this Summary Section.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
		Fund's website at www.turnerinvestments.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	This bar chart shows changes in the performance of the Fund's Class C Shares (excluding sales charges, which if included, would cause return(s) to be lower) from year to year since the Fund's inception.	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 5.88% (4.26)% (12/31/10) (09/30/11)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Class C Shares only.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	This table compares the Fund's Class C Shares average annual total returns for the periods ended December 31, 2011 to those of the S&P 500 Index, Barclays
Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds
Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
The after-tax figures shown are for Class C Shares only. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held
		in an IRA, 401(k) or other tax-deferred account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Turner Spectrum Fund (Second Prospectus Summary) | Turner Spectrum Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception Secondary	ck0001006783_AverageAnnualReturnSinceInceptionSecondary	16.62%
Average Annual Returns, Inception Date Secondary	ck0001006783_AverageAnnualReturnInceptionDateSecondary	Jul 14, 2009
Turner Spectrum Fund (Second Prospectus Summary) | Turner Spectrum Fund | Barclays Capital U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, Since Inception Secondary	ck0001006783_AverageAnnualReturnSinceInceptionSecondary	7.13%
Average Annual Returns, Inception Date Secondary	ck0001006783_AverageAnnualReturnInceptionDateSecondary	Jul 14, 2009
Turner Spectrum Fund (Second Prospectus Summary) | Turner Spectrum Fund | Lipper Long/Short Equity Funds Classification
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Long/Short Equity Funds Classification	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.40%)
Average Annual Returns, Since Inception Secondary	ck0001006783_AverageAnnualReturnSinceInceptionSecondary	7.47%	[5]
Average Annual Returns, Inception Date Secondary	ck0001006783_AverageAnnualReturnInceptionDateSecondary	Jul 14, 2009
Turner Spectrum Fund (Second Prospectus Summary) | Turner Spectrum Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.44%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[6]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	398
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,011
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,747
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,688
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	298
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,011
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,747
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,688
Annual Return 2010	rr_AnnualReturn2010	4.42%
Annual Return 2011	rr_AnnualReturn2011	(1.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.26%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Turner Spectrum Fund Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.40%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2009
Turner Spectrum Fund (Second Prospectus Summary) | Turner Spectrum Fund | Class C Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Turner Spectrum Fund After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.84%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2009
Turner Spectrum Fund (Second Prospectus Summary) | Turner Spectrum Fund | Class C Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Turner Spectrum Fund After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2009

[1]	The above information is based on a calendar year. The Fund's Class C Shares commenced operations on July 14, 2009.
[2]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
[3]	The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.
[4]	Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.
[5]	Since July 16, 2009.
[6]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95% through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Turner Titan Fund (Second Prospectus Summary) | Turner Titan Fund
Turner Titan Fund
Investment Objective
The Turner Titan Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Turner Titan Fund Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Turner Titan Fund Class C Shares
Investment Advisory Fees		1.50%
Distribution (12b-1) Fees		0.75%
Shareholder Servicing Fee		0.25%
Other Expenses		1.30%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		3.82%
Fee Waivers and Expense Reimbursements	[1]	(0.87%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		2.95%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95%, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Turner Titan Fund Class C Shares	398	1,087	1,895	3,998

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Turner Titan Fund Class C Shares	298	1,087	1,895	3,998

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Since the Fund's inception on February 7, 2011 through the end of the fiscal year, the Fund's portfolio turnover rate was 647% of the average value of its portfolio.
Principal Strategy
The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation. For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund's holdings will be global and diversified.

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate. Generally, the Adviser will attempt to maintain a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Fund's net assets.
However, these weightings are expected to vary over time as a result of market fluctuations. The Adviser expects to attempt to rebalance the Fund's portfolio periodically.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies.
The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.
Performance Information
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2012
Turner Titan Fund (Second Prospectus Summary) | Turner Titan Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner Titan Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner Titan Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Since the Fund's inception on February 7, 2011 through the end of the fiscal year, the Fund's portfolio turnover rate was 647% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	647.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation. For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund's holdings will be global and diversified.

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate. Generally, the Adviser will attempt to maintain a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Fund's net assets.
However, these weightings are expected to vary over time as a result of market fluctuations. The Adviser expects to attempt to rebalance the Fund's portfolio periodically.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment
		strategy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies.
The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher
		transaction costs and additional tax liabilities.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Turner Titan Fund (Second Prospectus Summary) | Turner Titan Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.82%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	398
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,087
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,895
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,998
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	298
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,087
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,895
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,998

[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95%, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013.